RELATED PARTY TRANSACTIONS - Additional information (Details)			3 Months Ended		9 Months Ended			12 Months Ended
	Aug. 12, 2020 USD ($)	Jul. 28, 2020 USD ($)	Sep. 30, 2022 USD ($)	Sep. 30, 2021 USD ($)	Sep. 30, 2022 USD ($)	Sep. 30, 2021 USD ($)	Dec. 31, 2020 USD ($)	Dec. 31, 2021 USD ($) $ / shares	Aug. 28, 2022 USD ($)	Jan. 13, 2022 $ / shares
Related Party Transaction. [Line Items]
Outstanding balance of related party note							$ 0	$ 0
Percentage of conversion price higher than value of warrants			1,250		1,250
Advance from related party			$ 427,857		$ 427,857
Administrative Services Agreement
Related Party Transaction. [Line Items]
Expenses per month		$ 10,000			10,000
Expense incurred			30,000	$ 30,000	90,000	$ 90,000	20,000	120,000
Accrued fee			180,000		180,000			90,000
Administrative Services Agreement | Accounts payable and accrued expenses
Related Party Transaction. [Line Items]
Amount due to related party								90,000
Related Party Loans
Related Party Transaction. [Line Items]
Maximum loans convertible into warrants								$ 1,500,000
Price of warrants (in dollars per share) | $ / shares								$ 1.00		$ 1.00
Advance from related party			427,857		427,857			$ 0
Amount deposited in trust account			221,190		1,451,532
Working Capital Loans
Related Party Transaction. [Line Items]
Maximum borrowing capacity of related party promissory note									$ 2,125,000
Outstanding balance of related party note			1,500,000		1,500,000			2,000,000	$ 2,000,000
Working Capital Facility
Related Party Transaction. [Line Items]
Maximum borrowing capacity of related party promissory note	$ 1,500,000
Outstanding balance of related party note			$ 1,051,499		$ 1,051,499		$ 0	$ 527,756
Amount deposited	900,000
Maximum fund withdrawals	1,500,000
Maximum fund withdraw for lending facility deposits	$ 1,500,000